LEASE LIABILITIES (Details) $ in Millions	Dec. 31, 2019 ARS ($)
Disclosure of geographical areas [line items]
Current lease liabilities	$ 2,639
Non-current lease liabilities	3,672
Total lease liabilities	6,311
Argentina
Disclosure of geographical areas [line items]
Current lease liabilities	2,346
Non-current lease liabilities	3,017
Abroad
Disclosure of geographical areas [line items]
Current lease liabilities	293
Non-current lease liabilities	$ 655